UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number                        811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	5/31
Date of reporting period:	2/28/10

     The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

        Dreyfus Equity Income Fund
        Dreyfus Emerging Markets Debt Local Currency Fund

FORM N-Q

Item 1.   Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt Local Currency Fund
February 28, 2010 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--73.1%		Rate (%)	Date	Amount ($)	Value ($)
Foreign/Governmental
Arab Republic of Egypt,
Sr. Unscd. Notes	EGP	8.75	7/18/12	925,000 a,b	170,173
Brazil Notas do Tesouro Nacional,
Notes, Ser. B	BRL	6.00	5/15/11	151,000 a	1,615,024
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/12	71,000 a	388,782
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/14	154,000 a	807,550
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/17	1,355,000 a	6,708,823
Egypt Treasury,
Bills, Ser. 364	EGP	0.00	5/25/10	5,850,000 a,c	1,041,843
Hungary Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	671,740,000 a	3,125,042
Hungary Government,
Bonds, Ser. 17/B	HUF	6.75	2/24/17	832,730,000 a	4,029,426
Hungary Government,
Bonds, Ser. 12/B	HUF	7.25	6/12/12	172,900,000 a	888,088
Hungary Government,
Bonds, Ser. 15/A	HUF	8.00	2/12/15	609,410,000 a	3,199,097
Indonesia Government,
Sr. Unscd. Bonds, Ser. FR36	IDR	11.50	9/15/19	1,780,000,000 a	214,594
Indonesia Government,
Sr. Unscd. Bonds, Ser. FR36	IDR	11.50	9/15/19	3,800,000,000 a	458,121
Indonesia Government,
Sr. Unscd. Bonds, Ser. FR36	IDR	11.50	9/15/19	6,215,000,000 a,d	749,270
Malaysian Government,
Bonds, Ser. 0409	MYR	3.74	2/27/15	7,085,000 a	2,071,993
Malaysian Government,
Bonds, Ser. 2/03	MYR	4.24	2/7/18	1,820,000 a	537,635

Malaysian Government,
Bonds, Ser. 0902	MYR	4.38	11/29/19	10,245,000 a	3,032,968
Malaysian Government,
Bonds, Ser. 2/04	MYR	5.09	4/30/14	1,915,000 a	593,125
Mexican Bonos,
Bonds, Ser. M 10	MXN	7.75	12/14/17	27,840,000 a	2,211,792
Mexican Bonos,
Bonds, Ser. MI10	MXN	9.00	12/20/12	19,030,000 a	1,602,265
Mexican Bonos,
Bonds, Ser. M	MXN	9.00	6/20/13	3,370,000 a	285,128
Mexican Bonos,
Bonds, Ser. M 20	MXN	10.00	12/5/24	45,045,000 a	4,145,505
Mexican Bonos,
Bonds, Ser. M 30	MXN	10.00	11/20/36	17,705,000 a	1,641,866
Peru Government,
Bonds	PEN	6.90	8/12/37	4,075,000 a	1,459,517
Peru Government,
Bonds	PEN	8.20	8/12/26	7,610,000 a	3,071,255
Peru Government,
Bonds, Ser. 7	PEN	8.60	8/12/17	9,970,000 a	4,257,204
Poland Government,
Bonds, Ser. 0412	PLN	4.75	4/25/12	2,165,000 a	747,987
Poland Government,
Bonds, Ser. 1017	PLN	5.25	10/25/17	2,335,000 a	782,139
Poland Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	13,140,000 a	4,420,295
Poland Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	810,000 a	289,714
Republic of Colombia,
Unsub. Bonds	COP	9.85	6/28/27	1,709,000,000 a	1,007,307
Republic of Colombia,
Unsub. Notes	COP	12.00	10/22/15	7,335,000,000 a	4,632,633
Russia Government,
Bonds, Ser. 5067	RUB	11.30	10/17/12	15,298,946 a	569,334
Russia Government,
Bonds, Ser. 5067	RUB	11.30	10/17/12	32,000,000 a	1,190,847
Russia Government,

Bonds, Ser. 5067	RUB	11.30	10/17/12	103,320,000 a	3,844,947
South Africa Government,
Bonds, Ser. R207	ZAR	7.25	1/15/20	15,025,000 a	1,730,252
South Africa Government,
Bonds, Ser. R206	ZAR	7.50	1/15/14	22,915,000 a	2,902,061
South Africa Government,
Bonds, Ser. R203	ZAR	8.25	9/15/17	38,305,000 a	4,851,980
South Africa Government,
Sr. Unscd. Bonds, Ser. R201	ZAR	8.75	12/21/14	450,000 a	59,641
South Africa Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	13,265,000 a	1,947,847
South Africa Government,
Bonds, Ser. R157	ZAR	13.50	9/15/15	3,255,000 a	521,158
Thailand Government,
Bonds	THB	3.88	6/13/19	176,580,000 a	5,348,732
Thailand Government,
Bonds	THB	5.13	3/13/18	16,330,000 a	536,693
Turkey Government,
Bonds	TRY	0.00	4/14/10	175,000 a,c	112,205
Turkey Government,
Bonds, Ser. CPI	TRY	10.00	2/15/12	5,065,000 a	4,753,507
Turkey Government,
Bonds	TRY	10.50	1/15/20	355,000 a	227,944
Turkey Government,
Bonds	TRY	11.00	8/6/14	2,205,000 a	1,460,732
Turkey Government,
Bonds	TRY	14.00	1/19/11	3,860,000 a	2,625,998
Turkey Government,
Bonds	TRY	14.00	9/26/12	1,970,000 a	1,399,318
Turkey Government,
Bonds	TRY	16.00	8/28/13	1,000,000 a	765,600
Total Bonds and Notes
(cost $93,533,229)					95,034,957

Other Investment--26.9%				Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $34,953,000)	34,953,000 [e]	34,953,000

Total Investments (cost $128,486,229)	100.0%	129,987,957
Cash and Receivables (Net)	.0%	11,295
Net Assets	100.0%	129,999,252

a

Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real COP--Colombian Peso EGP--Egyptian Pound HUF--Hungary Forint IDR--Indonesian Rupiah MXN--Mexican New Peso MYR--Malaysian Ringgit PEN--Peruvian New Sol PLN--Poland Zloty RUB--Russian Ruble THB--Thai Baht TRY--Turkish Lira ZAR--South African Rand

b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, these securities had a total market value of $170,173 or 0.1% of net assets.

c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Purchased on a delayed delivery basis.
e	Investment in affiliated money market mutual fund.

At February 28, 2010, the aggregate cost of investment securities for income tax purposes was $128,486,229.

Net unrealized appreciation on investments was $1,501,728 of which $2,759,243 related to appreciated investment securities and $1,257,515 related to depreciated investment securities.

At February 28, 2010, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation
Forward Foreign Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 2/28/2010 ($)
Purchases:
Argentine Peso, expiring 3/26/2010	680,000	175,575	175,067	(508)
Brazilian Real, expiring 3/26/2010	7,755,000	4,256,312	4,265,034	8,722
Brazilian Real, expiring 3/26/2010	1,095,000	600,988	602,220	1,232
Chilean Peso, expiring 3/26/2010	467,430,000	880,531	891,225	10,694
Chilean Peso, expiring 3/26/2010	29,045,000	54,714	55,379	665
Indian Rupee, expiring 3/26/2010	11,030,000	237,613	238,679	1,066
Indian Rupee, expiring 3/26/2010	11,000,000	239,026	238,030	(996)
Indian Rupee, expiring 3/26/2010	5,770,000	124,703	124,858	155
Malaysian Ringgit, expiring 3/2/2010	796,648	234,136	233,930	(206)
Malaysian Ringgit, expiring 3/26/2010	2,040,000	594,146	598,220	4,074
Malaysian Ringgit, expiring 3/26/2010	2,080,000	612,125	609,950	(2,175)
Malaysian Ringgit, expiring 3/26/2010	1,045,000	307,443	306,441	(1,002)
Malaysian Ringgit, expiring 3/26/2010	2,130,000	625,550	624,612	(938)
Malaysian Ringgit, expiring 3/26/2010	4,265,000	1,251,541	1,250,691	(850)
Malaysian Ringgit, expiring 3/26/2010	17,585,000	5,160,220	5,156,717	(3,503)
Mexican New Peso, expiring 3/1/2010	4,899,638	381,295	383,431	2,136
Mexican New Peso, expiring 3/26/2010	3,210,000	249,679	250,340	661
Mexican New Peso, expiring 3/26/2010	27,800,000	2,162,583	2,168,052	5,469
Mexican New Peso, expiring 3/26/2010	25,870,000	2,012,211	2,017,536	5,325
Poland Zloty, expiring 3/26/2010	865,000	294,418	297,966	3,548
Poland Zloty, expiring 3/26/2010	700,000	241,587	241,128	(459)
Poland Zloty, expiring 3/26/2010	16,205,000	5,517,347	5,582,123	64,776
Poland Zloty, expiring 3/26/2010	925,000	314,937	318,634	3,697
Russian Ruble, expiring 4/16/2010	10,350,000	276,147	343,726	67,579
Russian Ruble, expiring 4/16/2010	680,000	20,136	22,583	2,447
Russian Ruble, expiring 4/16/2010	11,850,000	350,592	393,541	42,949
Russian Ruble, expiring 4/16/2010	15,050,000	476,266	499,814	23,548
Russian Ruble, expiring 4/16/2010	6,615,000	218,389	219,686	1,297
Russian Ruble, expiring 8/12/2010	2,000,000	55,991	65,435	9,444
Russian Ruble, expiring 8/12/2010	2,950,000	94,779	96,516	1,737
Russian Ruble, expiring 11/16/2010	4,465,000	146,298	144,148	(2,150)
Russian Ruble, expiring 11/16/2010	6,675,000	213,737	215,496	1,759
Russian Ruble, expiring 11/16/2010	13,415,000	431,073	433,090	2,017

Russian Ruble, expiring 11/16/2010	6,590,000	207,363	212,752	5,389
Russian Ruble, expiring 11/16/2010	11,165,000	344,705	360,451	15,746
Russian Ruble, expiring 11/16/2010	5,880,000	184,326	189,830	5,504
Russian Ruble, expiring 11/16/2010	6,045,000	187,152	195,157	8,005
Russian Ruble, expiring 11/16/2010	12,360,000	383,881	399,031	15,150
Russian Ruble, expiring 11/16/2010	39,440,000	1,262,888	1,273,283	10,395
Russian Ruble, expiring 11/16/2010	6,825,000	218,750	220,339	1,589
Russian Ruble, expiring 11/16/2010	7,110,000	229,466	229,540	74
Russian Ruble, expiring 11/16/2010	14,250,000	464,321	460,048	(4,273)
Russian Ruble, expiring 11/16/2010	9,060,000	295,210	292,493	(2,717)
Russian Ruble, expiring 11/16/2010	9,380,000	305,040	302,824	(2,216)
Russian Ruble, expiring 11/16/2010	12,840,000	416,748	414,527	(2,221)
Russian Ruble, expiring 11/16/2010	13,385,000	426,138	432,122	5,984
Russian Ruble, expiring 11/16/2010	17,415,000	549,109	562,226	13,117
Russian Ruble, expiring 11/16/2010	7,080,000	225,981	228,571	2,590
Russian Ruble, expiring 11/16/2010	7,635,000	244,555	246,489	1,934
Russian Ruble, expiring 11/16/2010	5,790,000	187,016	186,925	(91)
South African Rand, expiring 3/1/2010	1,987,103	253,102	257,314	4,212
South Korea Won, expiring 3/26/2010	1,818,615,000	1,577,153	1,566,643	(10,510)
South Korea Won, expiring 3/26/2010	1,132,995,000	982,564	976,016	(6,548)
Thai Baht, expiring 3/26/2010	19,845,000	598,318	599,885	1,567
Thai Baht, expiring 3/26/2010	145,560,000	4,389,494	4,400,060	10,566
Thai Baht, expiring 3/26/2010	16,375,000	494,265	494,991	726
Turkish Lira, expiring 3/26/2010	1,385,000	909,807	891,137	(18,670)
Sales:		Proceeds ($)
Colombian Peso, expiring 3/26/2010	5,692,320,000	2,882,187	2,957,066	(74,879)
Colombian Peso, expiring 3/26/2010	2,627,712,000	1,365,045	1,365,053	(8)
Colombian Peso, expiring 3/26/2010	526,600,000	273,559	273,560	(1)
Malaysian Ringgit, expiring 3/1/2010	38,584	11,332	11,330	2
Russian Ruble, expiring 4/16/2010	28,680,000	941,562	952,469	(10,907)
Russian Ruble, expiring 4/16/2010	15,865,000	516,607	526,880	(10,273)
Russian Ruble, expiring 8/12/2010	4,950,000	158,501	161,951	(3,450)
South African Rand, expiring 3/26/2010	7,415,000	962,487	954,236	8,251

Gross Unrealized Appreciation				375,798
Gross Unrealized Depreciation				(159,551)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Foreign Government	-	95,034,957	-	95,034,957
Mutual Funds	34,953,000	-	-	34,953,000
Other Financial Instruments+	-	375,798	-	375,798
Liabilities ($)
Other Financial Instruments+	-	(159,551)	-	(159,551)
+ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads an interest rates.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
February 28, 2010 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)
Consumer Discretionary--9.4%
Foot Locker	940	12,192
Gap	600	12,900
H & R Block	550	9,504
Interactive Data	315	9,548
Johnson Controls	800	24,880
McGraw-Hill	150	5,130
Regal Entertainment Group, Cl. A	650	9,711
Ross Stores	235	11,494
Time Warner	540	15,682
TJX	130	5,412
VF	185	14,315
Walt Disney	450	14,058
		144,826
Consumer Staples--13.7%
Campbell Soup	280	9,332
Coca-Cola	210	11,071
ConAgra Foods	750	18,345
General Mills	50	3,600
H.J. Heinz	45	2,065
Herbalife	45	1,802
Kellogg	35	1,825
Kimberly-Clark	335	20,348
Kroger	610	13,481
Lorillard	185	13,512
McCormick & Co.	405	15,030
PepsiCo	315	19,678
Philip Morris International	230	11,265
Procter & Gamble	240	15,187
Reynolds American	255	13,464
Wal-Mart Stores	550	29,739

Walgreen	315	11,101
		210,845
Energy--12.1%
BP, ADR	315	16,761
Chevron	640	46,272
ConocoPhillips	255	12,240
ENSCO International, ADR	85	3,754
Exxon Mobil	790	51,350
Frontline	405	10,915
Marathon Oil	315	9,119
Occidental Petroleum	45	3,593
Patterson-UTI Energy	325	5,018
Spectra Energy	880	19,184
Valero Energy	490	8,585
		186,791
Financial--13.7%
American Express	430	16,422
Annaly Capital Management	1,080 b	19,850
Bank of America	1,239	20,642
Barclays, ADR	195	3,738
CapitalSource	510 b	2,805
Charles Schwab	375	6,866
Chubb	70	3,532
Deutsche Bank	105	6,667
Discover Financial Services	375	5,119
Federated Investors, Cl. B	430	10,754
Fidelity National Financial, Cl. A	550	7,837
Goldman Sachs Group	60	9,381
ING Groep, ADR	255 a	2,277
JPMorgan Chase & Co.	415	17,418
Moody's	245 c	6,522
Morgan Stanley	160	4,509
OneBeacon Insurance Group, Cl. A	685	10,391
People's United Financial	645	10,172
Progressive	430	7,375
Prudential Financial	165	8,648
Public Storage	310 b	25,479

Wells Fargo & Co.	155	4,238
		210,642
Health Care--11.5%
Aetna	395	11,846
Biovail	280	4,152
Bristol-Myers Squibb	810	19,853
Cardinal Health	150	5,095
CIGNA	305	10,449
Eli Lilly & Co.	90	3,091
Humana	255 a	12,069
Johnson & Johnson	755	47,565
McKesson	405	23,956
Merck & Co.	200	7,376
Pfizer	1,307	22,938
Quest Diagnostics	150	8,513
		176,903
Industrial--8.4%
3M	265	21,240
Caterpillar	135	7,702
CSX	140	6,644
Equifax	140	4,516
Expeditors International of
Washington	85	3,100
General Electric	250	4,015
Joy Global	140	7,112
Pitney Bowes	405 c	9,275
Raytheon	500	28,120
Snap-On	255	10,766
Tyco International	235	8,474
United Technologies	200	13,730
Waste Management	150	4,953
		129,647
Information Technology--17.8%
Accenture, Cl. A	280	11,192
ADTRAN	395	9,235
Analog Devices	395	11,550
Applied Materials	850	10,404

FactSet Research Systems	140	9,268
Hewlett-Packard	365	18,538
Imation	280 a	2,576
Infosys Technologies, ADR	315	17,924
Intel	1,805	37,057
International Business Machines	340	43,234
Maxim Integrated Products	315	5,834
Microsoft	955	27,370
QUALCOMM	645	23,665
Taiwan Semiconductor
Manufacturing, ADR	1,405	13,699
Telefonaktiebolaget LM Ericsson,
ADR	1,120	11,211
Texas Instruments	165	4,023
Western Union	500	7,890
Xilinx	350	9,041
		273,711
Materials--3.6%
Cliffs Natural Resources	185	10,434
Eastman Chemical	200	11,910
Freeport-McMoRan Copper & Gold	45	3,382
International Paper	480	11,122
Reliance Steel & Aluminum	305	13,524
Wausau Paper	650 a	5,499
		55,871
Telecommunication Services--3.6%
AT & T	1,520	37,711
BCE	395	10,965
Frontier Communications	755 c	5,881
		54,557
Utilities--5.9%
AGL Resources	235	8,538
American Water Works	135	3,005
Atmos Energy	475	13,043
DTE Energy	235	10,204
Duke Energy	595	9,728
Entergy	50	3,798

OGE Energy	105	3,839
PG & E	350	14,672
Pinnacle West Capital	285	10,377
Progress Energy	100	3,829
Sempra Energy	115	5,655
TECO Energy	250	3,833
		90,521
Total Common Stocks
(cost $1,619,613)		1,534,314

Investment of Cash Collateral for
Securities Loaned--1.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $19,486)	19,486 [d]	19,486

Total Investments (cost $1,639,099)	101.0%	1,553,800
Liabilities, Less Cash and Receivables	(1.0%)	(15,102)
Net Assets	100.0%	1,538,698

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in real estate investment trust.
c

Security, or portion thereof, on loan. At February 28, 2010, the total market value of the fund's securities on loan is $18,949 and the total market value of the collateral held by the fund is $19,486.

d	Investment in affiliated money market mutual fund.

At February 28, 2010, the aggregate cost of investment securities for income tax purposes was $1,639,099.

Net unrealized depreciation on investments was $85,299 of which $85,572 related to appreciated investment securities and $170,871 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,443,166	-	-	1,443,166
Equity Securities - Foreign+	91,148	-	-	91,148
Mutual Funds	19,486	-	-	19,486
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)